UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23631

Tactical Investment Series Trust

(Exact name of registrant as specified in charter)

11726 Seven Gables Road Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street

Suite B

Dover, Delaware 19901

 (Name and address of agent for service)

With Copies To:

Bo J. Howell	Kevin C. Hetzer
FinTech Law, LLC	Tactical Fund Advisors, LLC
6224 Turpin Hills Dr.	11726 Seven Gables Road
Cincinnati, Ohio 45244	Cincinnati, Ohio 45249

Registrant's telephone number, including area code: (513) 984-9933

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Tactical Investment Series Trust (the “registrant”), for the period ended June 30, 2023 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

TFA Tactical Income Fund

Class A: TFALX
Class I: TFAZX

Tactical Growth Allocation Fund

Class A: TFAEX
Class I: TFAFX

TFA Quantitative Fund

Class I: TFAQX

TFA AlphaGen Growth Fund

Class I: TFAGX

TACTICAL INVESTMENT SERIES TRUST

Semi-Annual Report

June 30, 2023

1-833-974-3787

www.tfafunds.com

TFA Tactical Income Fund

PORTFOLIO REVIEW
JUNE 30, 2023 (UNAUDITED)

Average Annual Total Return through June 30, 2023*, as compared to its benchmark:

	One Year	Since Inception (a)
TFA Tactical Income Fund - Class A	(2.50)%	0.00%
TFA Tactical Income Fund - Class I	(2.27)%	0.29%
Bloomberg Barclays U.S. Aggregate Bond Index**	(0.94)%	(0.65)%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Tactical Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s Adviser. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 2.69% and 2.44% for Class A shares and Class I shares, respectively. Without waiver the expense ratios are 2.86%, and 2.61% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Bloomberg Barclays U.S. Aggregate Bond Index.

(a) Inception date June 10, 2019

Holdings by Sector	% of Net Assets
Exchange-Traded Funds:
Debt	70.9%
Equity	2.5%
Asset Allocation	2.2%
Short-Term Investments	25.7%
Other / Cash & Cash Equivalents	(1.3)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Tactical Growth Allocation Fund

PORTFOLIO REVIEW
JUNE 30, 2023 (UNAUDITED)

Average Annual Total Return through June 30, 2023*, as compared to its benchmark:

	One Year	Since Inception (a)
Tactical Growth Allocation Fund - Class A	10.88%	2.58%
Tactical Growth Allocation Fund - Class I	11.40%	3.09%
Wilshire Liquid Alternative IndexSM**	2.46%	1.80%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Tactical Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s Adviser. Per the Fund’s most recent prospectus, total annual Fund estimated expenses were 2.69% and 2.37% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a) Inception date June 10, 2019

Holdings by Sector	% of Net Assets
Exchange-Traded Funds:
Asset Allocation	30.0%
Equity	29.2%
Debt	11.3%
Alternative	3.7%

Tactical Growth Allocation Fund

PORTFOLIO REVIEW (Continued)
JUNE 30, 2023 (UNAUDITED)

Holdings by Sector	% of Net Assets
Common Stock:
Internet	2.5%
Healthcare - Products	1.4%
Computers	1.3%
Heathcare - Services	1.3%
Software	1.2%
Diversified Financial Services	0.7%
Insurance	0.7%
Pharmaceuticals	0.7%
Aerospace & Defense	0.6%
Banks	0.6%
Commercial Services	0.6%
Pipelines	0.6%
Media	0.5%
Oil & Gas	0.5%
Semiconductors	0.5%
Short-Term Investments	11.3%
Other / Cash & Cash Equivalents	0.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

TFA Quantitative Fund

PORTFOLIO REVIEW
JUNE 30, 2023 (UNAUDITED)

Average Annual Total Return through June 30, 2023*, as compared to its benchmark:

	One Year	Since Inception (a)
TFA Quantitative Fund - Class I	14.55%	5.08%
S&P 500® Total Return Index**	19.59%	15.88%
Wilshire Liquid Alternative IndexSM***	2.46%	3.35%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Tactical Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s Adviser. Per the Fund’s most recent prospectus, total annual Fund estimated expenses were 2.59% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

*** The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a) Inception date May 18, 2020

Holdings by Sector	% of Net Assets
Exchange-Traded Funds:
Equity	52.6%
Asset Allocation	19.0%
Alternative	10.0%
Debt	1.1%
Short-Term Investments	8.8%
Other / Cash & Cash Equivalents	8.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

TFA AlphaGen Growth Fund

PORTFOLIO REVIEW
JUNE 30, 2023 (UNAUDITED)

Average Annual Total Return through June 30, 2023*, as compared to its benchmark:

	One Year	Since Inception (a)
TFA AlphaGen Growth Fund - Class I	10.15%	(5.56)%
S&P 500® Total Return Index**	19.59%	1.26%
S&P Target Risk Growth Total Return Index***	9.85%	(3.08)%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Tactical Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s Adviser. Per the Fund’s most recent prospectus, total annual Fund estimated expenses are 2.19% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

*** The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. Investors cannot invest directly in an index.

(a) Inception date August 23, 2021

Holdings by Sector	% of Net Assets
Exchange-Traded Funds:
Equity	54.9%
Alternative	6.9%
Debt	1.8%
Commodity	0.9%
Common Stock:
Software	2.4%
Internet	1.7%
Semiconductors	1.7%
Computers	1.3%
Health - Products	0.8%
Auto Manufactures	0.7%
Commercial Services	0.5%
Retail	0.5%
Short-Term Investments	24.9%
Other / Cash & Cash Equivalents	1.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 75.58%

Asset Allocation Fund - 2.18%
14,500	SPDR Bloomberg Convertible Securities ETF	$1,014,275

Debt Funds - 70.92%
440,480	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	3,435,744
57,054	First Trust Emerging Markets Local Currency Bond ETF	1,636,309
77,100	FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	2,487,246
84,049	Invesco Global Short Term High Yield Bond ETF	1,628,870
148,600	Invesco Senior Loan ETF (b)	3,126,544
36,200	iShares 1-3 Year Treasury Bond ETF	2,935,096
8,400	iShares 3-7 Year Treasury Bond ETF	968,184
10,100	iShares 7-10 Year Treasury Bond ETF (b)	975,660
34,000	iShares CMBS ETF	1,559,104
21,404	iShares Convertible Bond ETF	1,634,409
9,000	iShares Core U.S. Aggregate Bond ETF (b)	881,550
8,400	iShares iBoxx $ Investment Grade Corporate Bond ETF	908,376
12,200	iShares iBoxx High Yield Corporate Bond ETF (b)	915,854
17,519	iShares Interest Rate Hedged Corporate Bond ETF	1,628,356
10,600	iShares JP Morgan USD Emerging Markets Bond ETF	917,324
9,500	iShares National Muni Bond ETF	1,013,935
16,100	SPDR Bloomberg 1-3 Month T-Bill ETF	1,478,302
32,300	SPDR Bloomberg High Yield Bond ETF	2,972,569
40,400	Vanguard Total International Bond ETF	1,974,752
		33,078,184
Equity Funds - 2.48%
49,100	iShares Mortgage Real Estate ETF	1,158,760

TOTAL EXCHANGE-TRADED FUNDS (Cost $34,976,337)		35,251,219

SHORT-TERM INVESTMENTS - 25.67%
334,840	Fidelity Government Portfolio - Institutional Class, 4.99% (a) (b)	334,840
11,639,324	First American Treasury Obligations Fund - Institutional Class, 5.04% (a)	11,639,324

SHORT-TERM INVESTMENTS (Cost $11,974,164)		11,974,164

INVESTMENTS AT VALUE (Cost $46,950,501) - 101.25%		$47,225,383

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.25%)		(583,520)

NET ASSETS - 100.00%		$46,641,863

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day effective yield at June 30, 2023, is subject to change and resets daily.

(b) All or a portion of the security is segregated as collateral.

The following abbreviations are used in this portfolio:

CMBS - Commercial Mortgage-Backed Securities

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 13.71%

Aerospace & Defense - 0.59%
1,852	Raytheon Technologies Corp.	$181,422

Banks - 0.62%
5,823	US Bancorp	192,392

Commercial Services - 0.62%
1,940	Global Payments, Inc.	191,129

Computers - 1.28%
2,040	Apple, Inc.	395,699

Diversified Financial Services - 0.69%
1,892	Intercontinental Exchange, Inc.	213,947

Healthcare - Products - 1.42%
902	Danaher Corp.	216,480
421	Thermo Fisher Scientific, Inc.	219,657
		436,137
Healthcare - Services - 1.26%
468	Elevance Health, Inc.	207,928
376	UnitedHealth Group, Inc.	180,721
		388,649
Insurance - 0.71%
637	Berkshire Hathaway, Inc. - Class B (a)	217,217

Internet - 2.52%
2,120	Alphabet, Inc. - Class A (a)	253,764
2,343	Amazon.com, Inc. (a)	305,433
756	Meta Platforms, Inc. - Class A (a)	216,957
		776,154
Media - 0.52%
1,785	Walt Disney Co. (a)	159,365

Oil & Gas - 0.51%
1,185	Diamondback Energy, Inc.	155,661

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

Pharmaceuticals - 0.66%
2,953	CVS Health Corp.	$204,141

Pipelines - 0.60%
7,002	Enterprise Products Partners LP	184,503

Semiconductors - 0.53%
188	Broadcom, Inc.	163,077

Software - 1.18%
1,071	Microsoft Corp.	364,718

TOTAL COMMON STOCK (Cost $3,497,330)		4,224,211

EXCHANGE-TRADED FUNDS - 74.22%

Alternative Fund - 3.73%
21,790	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	1,150,294

Asset Allocation Fund - 30.01%
85,351	Direxion HCM Tactical Enhanced U.S. ETF (a)	2,217,940
81,201	HCM Defender 100 Index ETF (a)	3,835,123
81,119	HCM Defender 500 Index ETF	3,192,844
		9,245,907
Debt Funds - 11.24%
10,650	First Trust Emerging Markets Local Currency Bond ETF	305,442
1,359	First Trust Enhanced Short Maturity ETF	80,738
16,334	Invesco Global Short Term High Yield Bond ETF	316,553
3,500	iShares 20+ Year Treasury Bond ETF	360,290
4,000	iShares Convertible Bond ETF	305,440
1,480	iShares Core U.S. Aggregate Bond ETF (b)	144,966
3,000	iShares Interest Rate Hedged Corporate Bond ETF	278,844
14,512	SPDR Bloomberg 1-3 Month T-Bill ETF	1,332,492
1,490	Vanguard Total International Bond ETF (b)	72,831
8,200	WisdomTree PutWrite Strategy (b)	265,711
		3,463,307

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

Equity Funds - 29.24%
11,800	AGF U.S. Market Neutral Anti-Beta Fund (b)	$221,368
800	Amplify Online Retail ETF (a)	36,976
20,909	Direxion Daily S&P 500 Bull 2X Shares	1,934,919
11,100	FT CBOE Vest Fund of Buffer ETFs (a) (b)	277,944
4,176	FT CBOE Vest U.S. Equity Moderate Buffer ETF - March (a)	132,776
6,200	Global X S&P 500 Covered Call ETF (b)	254,510
6,811	Invesco QQQ Trust Series 1	2,516,120
1,500	iShares Core MSCI Emerging Markets ETF	73,935
3,300	iShares S&P 500 Growth ETF	232,584
578	iShares U.S. Consumer Discretionary ETF	41,135
661	Nuveen ESG Large-Cap Growth ETF	41,121
2,700	ProShares Ultra Dow30	182,088
20,900	ProShares Ultra QQQ	1,345,542
6,500	ProShares Ultra S&P 500	377,975
402	Putnam Focused Large Cap Value ETF	11,811
1,251	Renaissance IPO ETF (a)	40,915
1,810	SPDR Dow Jones Global Real Estate ETF	74,337
483	SPDR S&P Transportation ETF	40,446
5,000	Vanguard FTSE Developed Markets ETF (b)	230,900
199	Vanguard Industrials ETF	40,900
4,100	Vanguard Total Stock Market ETF (b)	903,148
		9,011,450

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,079,819)		22,870,958

SHORT-TERM INVESTMENTS - 11.31%

152,596	Fidelity Government Portfolio - Institutional Class, 4.99% (b) (c)	152,596
3,332,501	First American Treasury Obligations Fund - Institutional Class, 5.04% (c)	3,332,501

SHORT-TERM INVESTMENTS (Cost $3,485,097)		3,485,097

INVESTMENTS AT VALUE (Cost $29,062,246) - 99.24%		$30,580,266

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.76%		234,495

NET ASSETS - 100.00%		$30,814,761

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral.

(c) Rate shown represents the 7-day effective yield at June 30, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CBOE - Chicago Board Options Exchange

ETF - Exchange-Traded Fund

LP - Limited Partnership

SPDR - Standard & Poor’s Depositary Receipts

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 82.77%

Alternative Fund - 9.98%
58,300	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	$3,077,657

Asset Allocation Fund - 19.03%
133,314	Direxion HCM Tactical Enhanced US ETF (a)	3,464,311
26,359	HCM Defender 100 Index ETF (a)	1,244,936
29,374	HCM Defender 500 Index ETF	1,156,161
		5,865,408
Debt Funds - 1.13%
10,700	WisdomTree PutWrite Strategy (b)	346,721

Equity Funds - 52.63%
15,800	AGF U.S. Market Neutral Anti-Beta Fund (b)	296,408
14,950	Direxion Daily S&P 500 Bull 2X Shares	1,383,473
94,900	FT CBOE Vest Fund of Buffer ETFs (a) (b)	2,376,296
8,200	Global X S&P 500 Covered Call ETF (b)	336,610
8,408	Invesco QQQ Trust Series 1	3,106,083
17,314	iShares U.S. Technology ETF	1,884,975
5,160	ProShares Ultra Dow30	347,990
32,300	ProShares Ultra QQQ	2,079,474
50,800	ProShares Ultra S&P 500 (b)	2,954,020
6,620	Vanguard Total Stock Market ETF (b)	1,458,254
		16,223,583

TOTAL EXCHANGE-TRADED FUNDS (Cost $23,542,997)		25,513,369

SHORT-TERM INVESTMENTS - 8.76%
1,399,397	Fidelity Government Portfolio - Institutional Class, 4.99% (b) (c)	1,399,397
1,300,490	First American Treasury Obligations Fund - Institutional Class, 5.04% (c)	1,300,490

SHORT-TERM INVESTMENTS (Cost $2,699,887)		2,699,887

INVESTMENTS AT VALUE (Cost $26,242,884) - 91.53%		$28,213,256

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 8.47%		2,611,297

NET ASSETS - 100.00%		$30,824,553

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral.

(c) Rate shown represents the 7-day effective yield at June 30, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CBOE - Chicago Board Options Exchange

ETF - Exchange-Traded Fund

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 9.61%

Auto Manufacturers - 0.69%
950	Tesla, Inc. (a)	$248,681

Commercial Services - 0.53%
480	S&P Global, Inc.	192,427

Computers - 1.34%
2,500	Apple, Inc.	484,925

Healthcare - Products - 0.74%
510	Thermo Fisher Scientific, Inc.	266,093

Internet - 1.73%
2,800	Alphabet, Inc. - Class A (a)	335,160
2,230	Amazon.com, Inc. (a)	290,703
		625,863
Retail - 0.52%
350	Costco Wholesale Corp.	188,433

Semiconductors - 1.69%
1,440	NVIDIA Corp.	609,149

Software - 2.37%
1,380	Microsoft Corp.	469,945
7,000	Palantir Technologies, Inc. - Class A (a)	107,310
410	Salesforce, Inc. (a)	86,617
340	ServiceNow, Inc. (a)	191,070
		854,942

TOTAL COMMON STOCK (Cost $3,013,031)		3,470,513

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 64.52%

Alternative Fund - 6.84%
46,800	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	$2,470,572

Commodity Fund - 0.93%
24,700	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	336,044

Debt Funds - 1.83%
7,200	iShares Convertible Bond ETF	549,792
2,100	Schwab U.S. TIPS ETF	110,103
		659,895

Equity Funds - 54.92%
6,000	ARK Autonomous Technology & Robotics ETF (a)	338,160
6,000	ARK Genomic Revolution ETF (a)	204,540
106,700	FT CBOE Vest Fund of Buffer ETFs (a)	2,671,768
1,330	iShares Core S&P 500 ETF	592,794
2,280	iShares Core S&P Mid-Cap ETF	596,174
5,900	iShares Core S&P Small-Cap ETF	587,935
2,020	iShares U.S. Healthcare Providers ETF	516,716
2,500	iShares U.S. Consumer Staples ETF	500,725
7,900	ProShares Ultra Dow30	532,776
86,800	ProShares Ultra QQQ	5,588,184
86,400	ProShares Ultra S&P 500 (b)	5,024,160
1,640	Technology Select Sector SPDR Fund	285,130
2,150	Vanguard Growth ETF	608,364
8,100	Vanguard Total Stock Market ETF (b)	1,784,268
		19,831,694

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,165,608)		23,298,205

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 24.89%
274,442	Fidelity Government Portfolio - Institutional Class, 4.99% (b) (c)	$274,442
8,713,481	First American Treasury Obligations Fund - Institutional Class, 5.04% (c)	8,713,481

SHORT-TERM INVESTMENTS (Cost $8,987,923)		8,987,923

INVESTMENTS AT VALUE (Cost $33,166,562) - 99.02%		$35,756,641

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.98%		353,849

NET ASSETS - 100.00%		$36,110,490

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral.

(c) Rate shown represents the 7-day yield at June 30, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CBOE - Chicago Board Options Exchange

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities
JUNE 30, 2023 (UNAUDITED)

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
Assets:
Investment securities:
Securities at Cost	$46,950,501	$29,062,246
Total Securities at Cost	46,950,501	29,062,246
Securities at Value	47,225,383	30,580,266
Receivables:
Interest	42,305	18,356
Dividends	—	7,165
Investment securities sold	6,561,720	1,805,978
Fund shares sold	63,729	28,502
Prepaid expenses and other assets	7,401	5,459
Total assets	53,900,538	32,445,726

Liabilities:
Payables:
Investment securities purchased	7,063,479	1,513,053
Fund shares redeemed	112,034	56,049
Due to adviser	45,000	25,102
Accrued distribution (12b-1) fees	34	36
Due to administrator	12,169	10,820
Accrued expenses	25,959	25,905
Total liabilities	7,258,675	1,630,965	(a)
Net Assets	$46,641,863	$30,814,761

Sources of Net Assets:
Paid-in capital	$50,886,248	$36,867,186
Total accumulated deficit	(4,244,385)	(6,052,425)
Total Net Assets	$46,641,863	$30,814,761

Class A Shares:
Net assets	$3,814	$1,109
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	453	122
Net Asset Value, Offering and Redemption Price Per Share	$8.42	$9.06	(a)

Class I Shares:
Net assets	$46,638,049	$30,813,652
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	5,505,227	3,325,634
Net Asset Value, Offering and Redemption Price Per Share	$8.47	$9.27

(a) NAV does not recompute due to rounding.

Tactical Funds

Statements Of Assets And Liabilities
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
Assets:
Investment securities:
Securities at Cost	$26,242,884	$33,166,562
Total Securities at Cost	26,242,884	33,166,562
Securities at Value	28,213,256	35,756,641
Receivables:
Interest	17,366	32,479
Dividends	4,237	179
Investment securities sold	2,663,661	413,513
Fund shares sold	25,457	27,967
Prepaid expenses and other assets	7,270	1,250
Total assets	30,931,247	36,232,029

Liabilities:
Payables:
Fund shares redeemed	58,289	61,437
Due to adviser	26,076	30,392
Due to administrator	9,094	10,971
Accrued expenses	13,235	18,739
Total liabilities	106,694	121,539
Net Assets	$30,824,553	$36,110,490

Sources of Net Assets:
Paid-in capital	$34,868,825	$44,222,949
Total accumulated deficit	(4,044,272)	(8,112,459)
Total Net Assets	$30,824,553	$36,110,490

Class I Shares:
Net assets	$30,824,553	$36,110,490
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	3,498,460	4,126,534
Net Asset Value, Offering and Redemption Price Per Share	$8.81	$8.75

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
JUNE 30, 2023 (UNAUDITED)

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Six Months Ended June 30, 2023	For the Six Months Ended June 30, 2023
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$764,441	$213,795
Interest	205,251	111,770
Total investment income	969,692	325,565

Expenses:
Management fees (Note 4)	309,480	199,868
Distribution (12b-1) fees - Class A (Note 5)	5	1
Accounting and transfer agent fees and expenses (Note 4)	74,304	65,816
Non-12b-1 shareholder servicing expense	26,538	17,141
Trustee fees and expenses	16,472	16,472
Legal fees	14,269	14,269
Custodian fees	10,498	10,242
Reports to shareholders	9,875	9,875
Registration and filing fees	8,199	5,450
Audit fees	7,439	7,439
Compliance officer fees (Note 4)	7,350	7,350
Insurance	5,917	6,173
Miscellaneous	2,811	2,810
Pricing fees	1,622	6,735
Total expenses	494,779	369,641
Less:
Fees waived by Adviser (Note 4)	(14,833)	(58,932)
Net expenses	479,946	310,709

Net investment income	489,746	14,856

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	(2,015,034)	1,044,268
Net realized gain (loss) on investments	(2,015,034)	1,044,268
Net change in unrealized appreciation on:
Unaffiliated Investments	615,305	3,125,651
Net change in unrealized appreciation on investments	615,305	3,125,651
Net gain (loss) on investments	(1,399,729)	4,169,919

Net increase (decrease) in net assets resulting from operations	$(909,983)	$4,184,775

Tactical Funds

STATEMENTS OF OPERATIONS
JUNE 30, 2023 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Six Months Ended June 30, 2023	For the Six Months Ended June 30, 2023
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$126,956	$187,739
Interest	169,102	228,353
Total investment income	296,058	416,092

Expenses:
Management fees (Note 4)	191,229	238,571
Accounting and transfer agent fees and expenses (Note 4)	62,065	67,142
Trustee fees and expenses	14,799	16,490
Non-12b-1 shareholder servicing expense	14,710	17,339
Legal fees	11,749	14,269
Registration and filing fees	8,971	15
Custodian fees	7,914	4,350
Audit fees	7,439	7,439
Reports to shareholders	7,350	9,875
Compliance officer fees (Note 4)	7,289	7,350
Insurance	6,801	5,851
Miscellaneous	2,774	2,516
Pricing fees	1,502	1,876
Total expenses	344,592	393,083
Less:
Fees waived by Adviser (Note 4)	(47,406)	(22,319)
Net expenses	297,186	370,764

Net investment Income (loss)	(1,128)	45,328

Realized and unrealized gain:
Net realized gain on:
Unaffiliated Investments	1,908,562	659,503
Net realized gain on investments	1,908,562	659,503
Net change in unrealized appreciation on:
Unaffiliated Investments	3,232,117	3,548,740
Net change in unrealized appreciation on investments	3,232,117	3,548,740
Net gain on investments	5,140,679	4,208,243

Net increase in net assets resulting from operations	$5,139,551	$4,253,571

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Tactical Income Fund
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$489,746	$315,551
Net realized loss from investments and options written	(2,015,034)	(2,598,239)
Net change in unrealized appreciation (depreciation) on investments and options written	615,305	(355,790)
Net decrease in net assets resulting from operations	(909,983)	(2,638,478)

Distributions to shareholders from:
Total distributable earnings - Class A	—	(11)
Total distributable earnings - Class I	—	(364,856)
Total distributions	—	(364,867)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	21,549,639	29,234,340
Net asset value of shares issued in reinvestment of distributions:	—	364,867
Payments for shares redeemed:	(11,792,792)	(15,645,738)
Increase in net assets from transactions in shares of beneficial interest	9,756,847	13,953,469

Increase in net assets	8,846,864	10,950,124

Net Assets:
Beginning of year/period	37,794,999	26,844,875

End of year/period	$46,641,863	$37,794,999

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Capital share activity (Note 7):
Shares Sold	2,473,650	3,355,823
Shares Reinvested	—	42,328
Shares Redeemed	(1,366,651)	(1,788,676)
Net increase in shares of beneficial interest outstanding	1,106,999	1,609,475

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Tactical Growth Allocation Fund
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$14,856	$(242,893)
Net realized gain (loss) from investments and options written	1,044,268	(7,329,931)
Net change in unrealized appreciation (depreciation) on investments and options written	3,125,651	(6,468,052)
Net increase (decrease) in net assets resulting from operations	4,184,775	(14,040,876)

Distributions to shareholders from:
Total distributable earnings - Class A	—	(36)
Total distributable earnings - Class I	—	(1,340,878)
Total distributions	—	(1,340,914)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	2,579,687	15,271,841
Net asset value of shares issued in reinvestment of distributions:	—	1,340,913
Payments for shares redeemed:	(12,655,192)	(23,660,176)
Decrease in net assets from transactions in shares of beneficial interest	(10,075,505)	(7,047,422)

Decrease in net assets	(5,890,730)	(22,429,212)

Net Assets:
Beginning of year/period	36,705,491	59,134,703

End of year/period	$30,814,761	$36,705,491

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	Tactical Growth Allocation Fund
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Capital share activity (Note 7):
Shares Sold	300,299	1,648,307
Shares Reinvested	—	165,545
Shares Redeemed	(1,509,146)	(2,629,716)
Net decrease in shares of beneficial interest outstanding	(1,208,847)	(815,864)

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Quantitative Fund
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(1,128)	$(247,936)
Net realized gain (loss) from investments	1,908,562	(7,516,227)
Net change in unrealized appreciation (depreciation) on investments	3,232,117	(2,167,234)
Net increase (decrease) in net assets resulting from operations	5,139,551	(9,931,397)

Distributions to shareholders from:
Total distributable earnings - Class I	—	(1,550,941)
Total distributions	—	(1,550,941)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	3,927,169	24,426,462
Net asset value of shares issued in reinvestment of distributions:	—	1,550,692
Payments for shares redeemed:	(8,981,761)	(18,707,822)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(5,054,592)	7,269,332

Increase (decrease) in net assets	84,959	(4,213,006)

Net Assets:
Beginning of year/period	30,739,594	34,952,600

End of year/period	$30,824,553	$30,739,594

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Capital share activity (Note 7):
Shares Sold	495,657	2,819,805
Shares Reinvested	—	208,988
Shares Redeemed	(1,145,158)	(2,241,595)
Net increase (decrease) in shares of beneficial interest outstanding	(649,501)	787,198

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA AlphaGen Growth Fund
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$45,328	$(170,665)
Net realized gains (loss) from investments	659,503	(10,109,639)
Net change in unrealized appreciation (depreciation) on investments	3,548,740	(2,184,350)
Net increase (decrease) in net assets resulting from operations	4,253,571	(12,464,654)

Distributions to shareholders from:
Total distributable earnings - Class I	—	(1,100,605)
Total distributions	—	(1,100,605)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	2,860,876	20,559,281
Net asset value of shares issued in reinvestment of distributions:	—	1,100,605
Payments for shares redeemed:	(15,485,590)	(25,059,608)
Decrease in net assets from transactions in shares of beneficial interest	(12,624,714)	(3,399,722)

Decrease in net assets	(8,371,143)	(16,964,981)

Net Assets:
Beginning of year/period	44,481,633	61,446,614

End of year/period	$36,110,490	$44,481,633

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA AlphaGen Growth Fund
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Capital share activity (Note 7):
Shares Sold	351,060	2,453,339
Shares Reinvested	—	140,923
Shares Redeemed	(1,931,144)	(2,944,055)
Net decrease in shares of beneficial interest outstanding	(1,580,084)	(349,793)

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years or period indicated.

	TFA Tactical Income Fund
	Class A
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019 (c)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$8.55		$9.53	$10.53	$10.36	$10.00

Investment Operations:
Net investment income (loss) * (g)	0.07		(0.04)	(0.04)	(0.06)	0.05
Net realized and unrealized gain (loss) on investments and options written	(0.20)		(0.92)	0.60	0.34	0.37
Total from investment operations	(0.13)		(0.96)	0.56	0.28	0.42

Distributions:
From net investment income	—		(0.01)	—	(0.01)	(0.02)
From net realized capital gains	—		(0.01)	(1.56)	(0.10)	(0.04)
Total distributions	—		(0.02)	(1.56)	(0.11)	(0.06)

Paid in capital from redemption fees	—		—	—	—	—

Net Asset Value, End of Year/Period	$8.42		$8.55	$9.53	$10.53	$10.36

Total Return **	(1.52	)%(b)	(10.03)%	5.47%	2.71%	4.21	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$4		$4	$27	$27	$30

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund
	Class A
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019 (c)
	(Unaudited)
Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (e)	2.33	%(a)	2.56%	2.46	%(d)	2.56	%(d)	2.30	%(a) (d)
After fees waived and expenses reimbursed (f)	2.27	%(a)	2.22%	2.17	%(d)	2.14	%(d)	2.00	%(a) (d)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	1.68	%(a)	(0.80)%	(0.69)%		(1.02)%		0.58	%(a)
After fees waived and expenses reimbursed	1.74	%(a)	(0.46)%	(0.39)%		(0.61)%		0.89	%(a)

Portfolio turnover rate	422.97	%(b)	730.54%	568.18%		1316.84%		674.08	%(b)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)Annualized.

(b)Not Annualized.

(c)For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)Expenses include 0.09%, 0.15% and 0.01% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(e)Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.00%) was 2.33%, 2.56%, 2.46%, 2.55% and 2.30% for the six month period ended June 30, 2023 and the years/period ended 2022, 2021, 2020 and 2019, respectively.

(f)Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.00%) was 2.27%, 2.22%, 2.17%, 2.13% and 2.00% for the six month period ended June 30, 2023 and the years/period ended 2022, 2021, 2020 and 2019, respectively.

(g)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years or period indicated.

	TFA Tactical Income Fund
	Class I
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019 (c)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.59		$9.62	$10.59		$10.39	$10.00

Investment Operations:
Net investment income (loss) * (g)	0.09		0.09	(0.02)		(0.04)	0.03
Net realized and unrealized gain (loss) on investments and options written	(0.21)		(1.04)	0.61		0.35	0.42
Total from investment operations	(0.12)		(0.95)	0.59		0.31	0.45

Distributions:
From net investment income	—		(0.07)	—		(0.01)	(0.02)
From net realized capital gains	—		(0.01)	(1.56)		(0.10)	(0.04)
Total distributions	—		(0.08)	(1.56)		(0.11)	(0.06)

Paid in capital from redemption fees	—		—	—		—	—

Net Asset Value, End of Year/Period	$8.47		$8.59	$9.62		$10.59	$10.39

Total Return **	(1.40	)%(b)	(9.84)%	5.71	%(i)	2.99%	4.55	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$46,638		$37,791	$26,818		$31,535	$42,675

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund
	Class I
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019 (c)
	(Unaudited)
Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (e)	2.08	%(a)	2.31%	2.21	%(d)	2.30	%(d)	1.86	%(a) (d)
After fees waived and expenses reimbursed (f)	2.02	%(a)	1.97%	1.92	%(d)	1.89	%(d)	1.75	%(a) (d)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	2.00	%(a)	0.70%	(0.47)%		(0.77)%		0.48	%(a)
After fees waived and expenses reimbursed	2.06	%(a)	1.04%	(0.18)%		(0.36)%		0.59	%(a)

Portfolio turnover rate	422.97	%(b)	730.54%	568.18%		1316.84%		674.08	%(b)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)Annualized.

(b)Not Annualized.

(c)For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)Expenses include 0.09%, 0.15% and 0.09% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(e)Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.00%) was 2.08%, 2.31%, 2.21%, 2.29% and 1.86% for the six month period ended June 30, 2023 and the years/period ended 2022, 2021, 2020 and 2019, respectively.

(f)Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.00%) was 2.02%, 1.97%, 1.92%, 1.88% and 1.75% for the six month period ended June 30, 2023 and the years/period ended 2022, 2021, 2020 and 2019, respectively.

(g)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)Does not include expenses of the investment companies in which the Fund invests.

(i)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	Tactical Growth Allocation Fund
	Class A
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019(c)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$7.93		$10.87	$10.55		$10.35	$10.00

Investment Operations:
Net investment income (loss) * (g)	(0.01)		(0.07)	(0.13)		(0.11)	0.02
Net realized and unrealized gain (loss) on investments and options written	1.14		(2.57)	1.81	(j)	0.80	0.34
Total from investment operations	1.13		(2.64)	1.68		0.69	0.36

Distributions:
From net investment income	—		—	—		(0.00)+	(0.01)
From net realized capital gains	—		(0.30)	(1.36)		(0.49)	—
Total distributions	—		(0.30)	(1.36)		(0.49)	(0.01)

Net Asset Value, End of Year/Period	$9.06		$7.93	$10.87		$10.55	$10.35

Total Return **	14.25	%(b)	(24.29)%	15.91	%(i)(j)	6.73%	3.62	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1		$1	$1		$4	$31

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

	Tactical Growth Allocation Fund
	Class A
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019(c)
	(Unaudited)
Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (d)	2.65	%(a)	2.39%	2.20	%(f)	2.29	%(f)	4.55	%(a) (f)
After fees waived and expenses reimbursed (e)	2.27	%(a)	2.28%	2.16	%(f)	2.08	%(f)	2.00	%(a) (f)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	(0.63	)%(a)	(0.92)%	(1.22)%		(1.30)%		(2.24	)%(a)
After fees waived and expenses reimbursed	(0.24	)%(a)	(0.81)%	(1.14)%		(1.09)%		0.31	%(a)

Portfolio turnover rate	243.18	%(b)	329.45%	381.43%		1548.86%		929.77	%(b)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+Amount calculated is less than $0.005 per share.

(a)Annualized.

(b)Not Annualized.

(c)For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.01%) was 2.65%, 2.39%, 2.20%, 2.28% and 4.55% for the six month period ended June 30, 2023 and the years/period ended 2022, 2021, 2020 and 2019, respectively.

(e)Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.01%) was 2.27%, 2.28%, 2.16%, 2.07% and 2.00% for the six month period ended June 30, 2023 and the year/period ended 2022, 2021, 2020 and 2019, respectively.

(f)Expenses include 0.09%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the predecessor administrators for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)Does not include expenses of the investment companies in which the Fund invests.

(i) In 2021, 0.01% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 15.90%.

(j)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	Tactical Growth Allocation Fund
	Class I
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019 (c)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.09		$11.05	$10.69		$10.37	$10.00

Investment Operations:
Net investment income (loss) * (g)	0.00	+	(0.05)	(0.09)		(0.05)	0.02
Net realized and unrealized gain (loss) on investments and options written	1.18		(2.61)	1.81	(j)	0.86	0.36
Total from investment operations	1.18		(2.66)	1.72		0.81	0.38

Distributions:
From net investment income	—		—	—		(0.00)+	(0.01)
From net realized capital gains	—		(0.30)	(1.36)		(0.49)	—
Total distributions	—		(0.30)	(1.36)		(0.49)	(0.01)

Net Asset Value, End of Year/Period	$9.27		$8.09	$11.05		$10.69	$10.37

Total Return **	14.59	%(b)	(24.07)%	16.08	%(j)	7.87%	3.83	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$30,814		$36,705	$59,133		$50,372	$55,952

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

	Tactical Growth Allocation Fund
	Class I
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019 (c)
	(Unaudited)
Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (d)	2.40	%(a)	2.07%	1.95	%(f)	2.18	%(f)	1.87	%(a) (f)
After fees waived and expenses reimbursed (e)	2.02	%(a)	1.96%	1.91	%(f)(i)	1.89	%(f)	1.76	%(a) (f)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	(0.29	)%(a)	(0.63)%	(0.86)%		(0.82)%		0.19	%(a)
After fees waived and expenses reimbursed	0.10	%(a)	(0.52)%	(0.82)%		(0.54)%		0.30	%(a)

Portfolio turnover rate	243.18	%(b)	329.45%	381.43%		1548.86%		929.77	%(b)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+Amount calculated is less than $0.005 per share.

(a)Annualized.

(b)Not Annualized.

(c)For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.01%) was 2.40%, 2.07%, 1.95%, 2.17% and 1.86% for the six month period ended June 30, 2023 and the years/period ended 2022, 2021, 2020 and 2019, respectively.

(e)Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.01%) was 2.02%, 1.96%, 1.91%, 1.88% and 1.75% for the six month period ended June 30, 2023 and the years/period ended 2022, 2021, 2020 and 2019, respectively.

(f)Expenses include 0.09%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)Does not include expenses of the investment companies in which the Fund invests.

(i) Includes recapture of 0.05% during the year.

(j)In 2021, 0.01% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	TFA Quantitative Fund
	Class I
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Period Ended December 31, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$7.41		$10.40	$11.29		$10.00

Investment Operations:
Net investment loss * (d) (i)	(0.00	)+	(0.06)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments	1.40		(2.55)	1.32	(e)	1.92
Total from investment operations	1.40		(2.61)	1.24		1.81

Distributions:
From net investment income	—		—	—		—
From net realized capital gains	—		(0.38)	(2.13)		(0.52)
Total distributions	—		(0.38)	(2.13)		(0.52)

Net Asset Value, End of Year/Period	$8.81		$7.41	$10.40		$11.29

Total Return **	18.89	%(c)	(25.15)%	11.02	%(e)	18.13	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$30,825		$30,740	$34,953		$41,414

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund
	Class I
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Period Ended December 31, 2020 (a)
	(Unaudited)
Ratios of expenses to average net assets (f):
Before fees waived and expenses reimbursed	2.34	%(b)	2.13%	1.96	%(g)	2.06	%(b) (g)
After fees waived and expenses reimbursed	2.02	%(b)	1.98%	1.87	%(g)(h)	1.91	%(b) (g)

Ratios of net investment loss to average net assets (d)
Before fees waived and expenses reimbursed	(0.33	)%(b)	(0.85)%	(0.73)%		(1.83	)%(b)
After fees waived and expenses reimbursed	(0.01	)%(b)	(0.71)%	(0.64)%		(1.68	)%(b)

Portfolio turnover rate	261.32	%(c)	700.74%	1238.51%		963.53	%(c)

*Per share net investment loss has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+Amount calculated is less than $0.005 per share.

(a)For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b)Annualized.

(c)Not Annualized.

(d)Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.66%.

(f)Does not include expenses of the investment companies in which the Fund invests.

(g) Expenses include 0.10%, and 0.15% of administrative fees which were voluntarily waived by the predecessor administrator during the year/period ended December 31, 2021 and December 31, 2020, respectively.

(h)Includes recapture of less than 0.005% during the year.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the year or period indicated.

	TFA AlphaGen Growth Fund
	Class I
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Period Ended December 31, 2021 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$7.79		$10.15	$10.00

Investment Operations:
Net investment income (loss) * (d)	0.01		(0.03)	(0.00	)+
Net realized and unrealized gain (loss) on investments, options written and securities sold short	0.95		(2.14)	0.18
Total from investment operations	0.96		(2.17)	0.18

Distributions:
From net investment income	—		—	—
From net realized capital gains	—		(0.19)	(0.03)
Total distributions	—		(0.19)	(0.03)

Net Asset Value, End of Year/Period	$8.75		$7.79	$10.15

Total Return **	12.32	%(c)	(21.36)%	1.80	%(c) (f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$36,110		$44,482	$61,447

Ratios of expenses to average net assets (e):
Before fees waived and expenses reimbursed	2.14	%(b)	1.93%	1.69	%(b)
After fees waived and expenses reimbursed	2.02	%(b)	1.93%	1.69	%(b)

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

	TFA AlphaGen Growth Fund
	Class I
	For the Six Months Ended June 30, 2023		For the Year Ended December 31, 2022	For the Period Ended December 31, 2021 (a)
	(Unaudited)
Ratios of net investment income (loss) to average net assets (d)
Before fees waived and expenses reimbursed	0.13	%(b)	(0.33)%	(0.05	)%(b)
After fees waived and expenses reimbursed	0.25	%(b)	(0.33)%	(0.05	)%(b)

Portfolio turnover rate	314.64	%(c)	669.82%	304.56	%(c)

*Per share net investment loss has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+Amount calculated is less than $0.005 per share.

(a)For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

(b)Annualized.

(c)Not Annualized.

(d)Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment loss of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)In 2021, 0.10% of the Fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023 (UNAUDITED)

1. ORGANIZATION

The TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). Each Fund commenced operations (excluding the AlphaGen Fund), on August 20, 2021, as a result of a reorganization in which each Fund assumed all of the assets and liabilities of its respective predecessor fund, as discussed in the Trust’s most recent Statement of Additional Information. Each Fund (except the AlphaGen Fund and Income Fund) has substantially similar investment strategies as its predecessor fund. Each Fund (including the Income Fund but excluding the AlphaGen Fund) has adopted the historical performance of its respective predecessor fund. The AlphaGen Fund commenced investment operations on August 23, 2021.

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Income Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC
Growth Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC Howard Capital Management, Inc.
Quantitative Fund	Heritage Capital Advisors, LLC Howard Capital Management, Inc.
AlphaGen Fund	Heritage Capital Advisors, LLC

Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees. See Note 4 and 5 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds. Currently, Class A shares are not issued for the Quantitative Fund and AlphaGen Fund.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The primary investment objective of each of the Funds is as follows:

Fund	Investment Objective
Income Fund	To provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Growth Fund	To provide capital appreciation.
Quantitative Fund	To provide capital appreciation.
AlphaGen Fund	To provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020, 2021 and 2022) or expected to be taken on each Fund’s 2023 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: A Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

OPTIONS: The Funds may invest in put and call options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments. See Note 7 for additional disclosures related to derivative instruments.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Income and Growth Funds on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Valuation Designee (as described below) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The SEC recently adopted Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”), which establishes an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

(generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Derivative instruments (put and call options) – Under normal circumstances, options are valued at the closing bid and ask quotations on the valuation date. On days when the closing market quotations are not considered to be reflective of fair value, options will be valued at the average of the bid and ask quotations on the valuation date. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

•Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of June 30, 2023, by major security type:

Income Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds *	$35,251,219	$ —	$—	$35,251,219
Short-Term Investments	11,974,164	—	—	11,974,164
Total	$47,253,383	$—		$$47,225,383

Growth Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$4,224,211	$—	$—	$4,224,211
Exchange-Traded Funds *	22,870,958	—	—	22,870,958
Short-Term Investments	3,485,097	—	—	3,485,097
Total	$30,580,266	$—	$—	$30,580,266

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds *	$25,513,369	$ —	$ —	$25,513,369
Short-Term Investments	2,699,887	—	—	2,699,887
Total	$28,213,256	$ —	$ —	$28,213,256

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$3,470,513	$—	$—	$3,470,513
Exchange-Traded Funds *	23,298,205	—	—	23,298,205
Short-Term Investments	8,987,923	—	—	8,987,923
Total	$35,756,641	$ —	$ —	$35,756,641

During the six months ended June 30, 2023, there were no transfers between Level 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as it deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds’ assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days, written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

Effective May 1, 2022, the Adviser had contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and A shares, respectively. Effective May 1, 2023, the Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Funds within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board, on 60 days’ written notice to the Funds’ Adviser.

For the six months ended June 30, 2023, the Adviser earned $309,480 in advisory fees from the Income Fund. During the six months ended June 30, 2023, the Adviser waived fees of $14,833 and recouped $0. As of June 30, 2023, the Income Fund owed the Adviser $45,000.

For the six months ended June 30, 2023, the Adviser earned $199,868 in advisory fees from the Growth Fund. During the six months ended June 30, 2023, the Adviser waived fees of $58,932 and recouped $0. As of June 30, 2023, the Growth Fund owed the Adviser $25,102.

For the six months ended June 30, 2023, the Adviser earned $191,229 in advisory fees from the Quantitative Fund. During the six months ended June 30, 2023, the Adviser waived fees of $47,406 and recouped $0. As of June 30, 2023, the Quantitative Fund owed the Adviser $26,076.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

For the six months ended June 30, 2023, the Adviser earned $238,571 in advisory fees from the AlphaGen Fund. During the six months ended June 30, 2023 the Adviser waived fees of $22,319 and recouped $0. As of June 30, 2023, the AlphaGen Fund owed the Adviser $30,392.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser as follows:

	Income Fund	Growth Fund	Quantitative Fund	AlphaGen Fund
Recoverable Through	Amount Recoverable	Amount Recoverable	Amount Recoverable	Amount Recoverable
December 31, 2023	$90,908	$60,061	$—	$—
December 31, 2024	$57,508	$—	$—	$—
December 31, 2025	$102,311	$50,703	$51,927	$—
December 31, 2026	$14,833	$58,932	$47,406	$22,319

COMPLIANCE SERVICES:

Effective November 13, 2021, Calfee Strategic Solutions (“Calfee”) serves as the chief compliance officer of the Trust. For the six months ended June 30, 2023, Calfee earned $29,339 for its compliance services.

ADMINISTRATION, TRANSFER AGENT AND FUND ACCOUNTANT:

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records. For the six months ended June 30, 2023, M3Sixty earned fees of $269,327 pursuant to the ICSA.

Certain officers of the Funds are also employees or officers of M3Sixty.

M3Sixty Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Adviser pays the Distributor customary fees pursuant to the Distribution Agreement.

The Distributor is an affiliate of M3Sixty.

5. DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares. Pursuant to the Distribution Plan, each Fund compensates for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares. The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. For the six month period ended June 30, 2023 the Funds accrued $5 and $1 for Class A of the Income Fund and Growth Fund, respectively.

Shareholder servicing fees may be paid in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. The Trust, on behalf of the Funds, has also adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows each Fund to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of a Fund’s average daily net assets for Class A and I shares. For the six months ended June 30, 2023, the Funds accrued the following shareholder service fees: The Income Fund accrued $26,538, the Growth Fund accrued $17,141, the Quantitative Fund accrued $14,710 and the AlphaGen Fund accrued $17,339.

6. INVESTMENT TRANSACTIONS

Income Fund

For the six months ended June 30, 2023, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Income Fund aggregated $174,946,871 and $172,398,322, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

Growth Fund

For the six months ended June 30, 2023, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Growth Fund aggregated $64,362,403 and $65,214,096, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Quantitative Fund

For the six months ended June 30, 2023, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Quantitative Fund aggregated $63,201,087 and $58,550,907, respectively.

AlphaGen Fund

For the six months ended June 30, 2023, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the AlphaGen Fund aggregated $86,155,450 and $94,505,675, respectively.

7. CAPITAL SHARE TRANSACTIONS

At June 30, 2023, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the six months ended June 30, 2023, and the year ended December 31, 2022 were as follows:

Income Fund
Class I	January 1, 2023 through June 30, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	2,473,649	$21,549,631	3,355,823	$29,234,340
Shares Reinvested	—	—	42,327	364,856
Shares Redeemed	(1,366,651)	(11,792,792)	(1,786,337)	(15,624,807)
Net Increase	1,106,998	$9,756,839	1,611,813	$13,974,389

Class A	January 1, 2023 through June 30, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	1	$8	—	$—
Shares Reinvested	—	—	1	11
Shares Redeemed	—	—	(2,339)	(20,931)
Net Increase/(Decrease)	1	$8	(2,338)	$(20,920)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

Growth Fund
Class I	January 1, 2023 through June 30, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	300,299	$2,579,687	1,648,307	$15,271,841
Shares Reinvested	—	—	165,541	1,340,878
Shares Redeemed	(1,509,146)	(12,655,192)	(2,629,716)	(23,660,176)
Net Decrease	(1,208,847)	$(10,075,505)	(815,868)	$(7,047,457)

Class A	January 1, 2023 through June 30, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—
Shares Reinvested	—	—	4	35
Shares Redeemed	—	—	—	—
Net Increase	—	$—	4	$35

Quantitative Fund
Class I	January 1, 2023 through June 30, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	495,657	$3,927,169	2,819,805	$24,426,462
Shares Reinvested	—	—	208,988	1,550,692
Shares Redeemed	(1,145,158)	(8,981,761)	(2,241,595)	(18,707,822)
Net Decrease	(649,501)	$(5,054,592)	787,198	$7,269,332

AlphaGen Fund
Class I	January 1, 2023 through June 30, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	351,060	$2,860,876	2,453,339	$20,559,281
Shares Reinvested	—	—	140,923	1,100,605
Shares Redeemed	(1,931,144)	(15,485,590)	(2,944,055)	(25,059,608)
Net Decrease	(1,580,084)	$(12,624,714)	(349,793)	$(3,399,722)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

8. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9. TAX MATTERS

Income Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2023 is $47,765,901. As of June 30, 2023, the gross unrealized appreciation on a tax basis totaled $268,427 and the gross unrealized depreciation totaled $(808,945) for a net unrealized depreciation of $(540,518).

Growth Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2023 is $29,809,122. As of June 30, 2023, the gross unrealized appreciation on a tax basis totaled $1,420,327 and the gross unrealized depreciation totaled $(649,183) for a net unrealized appreciation of $771,144.

Quantitative Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2023 is $27,647,683. As of June 30, 2023, the gross unrealized appreciation on a tax basis totaled $875,544 and the gross unrealized depreciation totaled $(309,971) for a net unrealized appreciation of $565,573.

AlphaGen Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2023 is $33,903,282. As of June 30, 2023, the gross unrealized appreciation on a tax basis totaled $1,883,548 and the gross unrealized depreciation totaled $(30,189) for a net unrealized appreciation of $1,853,359.

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes and return of capital from underlying investments.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2022, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation	Total Accumulated Earnings/ (Deficits)
Income Fund	$—	$—	$(2,407,021)	$(19,708)	$(907,673)	$(3,334,402)
Growth Fund	—	—	(6,701,556)	(1,417,228)	(2,118,416)	(10,237,200)
Quantitative Fund	—	—	(4,202,157)	(319,236)	(4,662,430)	(9,183,823)
AlphaGen Fund	—	—	(7,611,680)	(96,691)	(4,657,659)	(12,366,030)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2022, the Income Fund, Growth Fund, Quantitative Fund and AlphaGen Fund elected to defer post-October capital losses of $19,708, $1,417,228, $319,236 and $96,691, respectively

In accordance with accounting pronouncements, the Funds may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of net investment losses, capital losses and distributions to paid-in-capital, resulted in reclassifications for the year ended December 31, 2022, as follows:

Portfolio	Paid-In Capital	Accumulated Earnings/ (Losses)
Income Fund	$(4,176)	$4,176
Growth Fund	(251,996)	251,996
Quantitative Fund	(247,936)	247,936
AlphaGen Fund	(170,668)	170,668

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

Portfolio	Non-Expiring Short-Term	Non-Expiring Long-Term
Income Fund	$2,388,675	$18,346
Growth Fund	6,110,694	590,862
Quantitative Fund	4,202,157	—
AlphaGen Fund	7,173,338	438,342

For the six months ended June 30, 2023, the Funds did not pay any distributions.

For the year ended December 31, 2022, the Income Fund paid ordinary income distributions of $364,867.

For the year ended December 31, 2021, the Income Fund paid a short-term capital gain distribution of $2,716,180.

For the year ended December 31, 2021, the Income Fund paid a long-term capital gain distribution of $1,381,334.

For the year ended December 31, 2022, the Growth Fund paid ordinary income and long-term capital gain distributions of $1,190,355 and $150,559, respectively.

For the year ended December 31, 2021, the Growth Fund paid a short-term capital gain distribution of $5,038,224.

For the year ended December 31, 2021, the Growth Fund paid long-term capital gain distribution of $1,805,728.

For the year ended December 31, 2022, the Quantitative Fund paid ordinary income distributions of $1,550,941.

For the year ended December 31, 2021, the Quantitative Fund paid a short-term capital gain distribution of $5,988,284.

For the year ended December 31, 2021, the Quantitative Fund paid long-term capital gain distribution of $997,899.

For the year ended December 31, 2022, the AlphaGen Fund paid ordinary income and long-term capital gain distributions of $1,097,884 and $2,721, respectively.

10. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, TD Ameritrade, Inc. held approximately 92% of the

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

voting securities of the Income Fund, 93% of the voting securities of the Growth Fund, 93% of the voting securities of the Quantitative Fund and 92% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

11. MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

12. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs and Money Market Funds). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of June 30, 2023, none of the Funds had more than 25% of their net assets invested in one security.

13. SUBSEQUENT EVENTS

Effective August 31, 2023, the Income Fund and Growth Fund converted their Class A shares into Class I Shares through a tax-free conversion. As a result of the conversion, the Trust will no longer offer Class A shares in any Fund, and its Distribution Plan under Rule 12b-1 was terminated.

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no other events requiring disclosure or recognition.

14. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. For RICs, such as the Fund, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Tactical Funds

EXPENSE ILLUSTRATION
JUNE 30, 2023 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six-month period, January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual (-1.52%)	$1,000.00	$984.80	$11.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.50	$11.33

* Expenses are equal to the Fund’s annualized expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual (-1.40%)	$1,000.00	$986.00	$9.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.80	$10.09

* Expenses are equal to the Fund’s annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual +14.25%)	$1,000.00	$1.142.50	$12.06
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.50	$11.33

* Expenses are equal to the Fund’s annualized expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual (+14.59%)	$1,000.00	$1,145.90	$10.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.80	$10.09

* Expenses are equal to the Fund’s annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

TFA Quantitative Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual (+18.89%)	$1,000.00	$1,188.90	$10.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.80	$10.09

* Expenses are equal to the Fund’s annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFA AlphaGen Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual (+12.32%)	$1,000.00	$1,123.20	$10.63
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.80	$10.09

* Expenses are equal to the Fund’s annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Tactical Funds

TRUSTEES & OFFICERS
JUNE 30, 2023 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o M3Sixty Fund Administration, LLC, 4300 Shawnee Mission Parkway, Fairway, Kansas 66205. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[2]
Matthew Brennan Birth Year: 1961	Trustee	Indefinite/ February 2021- present	Chief Executive Officer and Managing Member, Ohio Heavy Equipment Leasing, LLC, d/b/a Loveland Excavating and Paving, Inc. (1996 – present); Owner, SkyFly Aviation Services, LLC (2019 – present)	4	None

Tactical Funds

TRUSTEES & OFFICERS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[2]
Richard M. Curry Birth Year: 1939	Trustee	Indefinite/ February 2021 - present	Independent Life and Health Insurance Adviser, Curry Moore & Associates (2014 – present); Adjunct Professor of Investments, The University of Cincinnati (2005 – present)	4	None
Peter Baden Birth Year: 1964	Trustee	Indefinite/ February 2021 – present	Chief Investment Officer, Genoa Asset Management (2020 – present); Chief Investment Officer, Ross Sinclaire Asset Management (2005 – 2020)	4	None

1 The “Fund Complex” consists of the Tactical Investment Series Trust.

2 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

Tactical Funds

TRUSTEES & OFFICERS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

The following table provides information regarding each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years[1]
Kevin Hetzer Birth Year: 1986	President	April 2023 – present	Director of Operations, Tactical Fund Advisors, LLC (2019 – present); Director of Operations and Technology, Horter Investment Management, LLC (2008 – present).	None
Bo J. Howell Birth Year: 1981	Secretary	Since February 2022

Managing Member, FinTech Law, LLC (2022 – present); Shareholder, Strauss Troy Co., LPA (2020 – 2022); CEO of CCO Technology, LLC (d/b/a Joot) (2018 – present); Partner, Practus LLP (2018-2020); Director of Fund Administration, Ultimus Fund Solutions, LLC (2014 – 2018)

N/A
Larry Beaver Birth Year: 1969	Treasurer	Since February 2022

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017 – Present); Director of Fund Accounting & Administration, M3SixtyAdministration, LLC (2005 – 2017); Assistant Treasurer,360 Funds Trust (2017 – 2021); Chief Accounting Officer, Amidex Funds, Inc. (2003 – 2020); Assistant Treasurer, Capital Management Investment Trust (2017 – 2018); Assistant Treasurer, IDX Funds (2017 – 2021); Assistant Treasurer, WP Funds Trust (2017 – 2021)

N/A

Tactical Funds

TRUSTEES & OFFICERS (CONTINUED)
JUNE 30, 2023 (UNAUDITED)

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years[1]
Leslie Green Birth Year: 1988	Chief Compliance Officer	Since November 2021	Chief Compliance Officer, Calfee Halter & Griswold (since 2021); Chief Compliance Officer, Eagle Realty Group (2017 – 2021); Senior Compliance Manager, Touchstone Investments (2012 – 2017)	N/A
Tony DeMarino Birth Year: 1970	Anti-Money Laundering Compliance Officer	Since February 2022	Principal Executive Officer, M3Sixty Distributors, LLC (2022 –present); Partner, Primark Capital (2020 – 2022); Head of Distribution, Cognios Capital, LLC (2016 – 2020).	N/A

1 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-974-3787.

Tactical Funds

ADDITIONAL INFORMATION
JUNE 30, 2023 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-833-974-3787, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-833-974-3787. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 is available without charge, upon request by calling 1-833-974-3787 or referring to the SEC’s web site at www.sec.gov.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Synergy Financial Management, LLC

Distributor

M3Sixty Distributors, LLC

Transfer and Dividend Disbursing Agent

M3Sixty Administration, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

FinTech Law, LLC

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

M3Sixty Administration, LLC

This report is provided for the general information of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

/s/ Kevin C. Hetzer
By Kevin C. Hetzer
Principal Executive Officer/President
Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Kevin C. Hetzer
By Kevin C. Hetzer
Principal Executive Officer/President
Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: September 6, 2023